Note 26 - Acquisitions (Details Textual) $ in Millions		12 Months Ended
	Aug. 30, 2024 CAD ($)	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)	Aug. 30, 2024 USD ($)
Statement Line Items [Line Items]
Interest income (expense)		$ 116,168,000	$ 102,655,000
Profit (loss)		28,458,000	39,748,000
Steams Bank Holdingford, N.A. [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	100.00%			100.00%
Cash transferred	$ 19,000,000			$ 14.1
Assets recognised as of acquisition date	92,300,000			68.4
Financial liabilities recognised as of acquisition date	$ 73,300,000			$ 54.3
Interest income (expense)		12,900,000	1,400,000
Profit (loss)		$ 2,700,000	465,000
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			$ 5,700,000
Steams Bank Holdingford, N.A. [member] | DRT Cyber Inc.[member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	28.00%
Steams Bank Holdingford, N.A. [member] | Bottom of range [member]
Statement Line Items [Line Items]
Regulatory capital, total capital, ratio	10.00%			10.00%